DocumentAndEntityInformation	Nov. 12, 2026
Document Information Line Items
Entity Central Index Key	0001281895
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Rocket Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36829
Entity Tax Identification Number	04-3475813
Entity Address, Address Line One	9 Cedarbrook Drive
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	609
Local Phone Number	659-8001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	RCKT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false